Depreciation and amortization	12 Months Ended
Mar. 31, 2021
Depreciation and amortisation expense [abstract]
Depreciation and amortization

13. Depreciation and amortization

	March 31,
	2019	2020	2021
Depreciation	123,781	85,509	33,893
Amortization	457,965	502,992	627,651
Depreciation on right of use assets	-	77,868	87,936
Total	581,746	666,369	749,480

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)